NOTE 6 - STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (Parentheticals)	12 Months Ended
Dec. 31, 2012
Expiration October 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Oct. 31, 2010
Expiration February 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Feb. 28, 2011
Expiration April 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Apr. 30, 2011
Expiration August 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Aug. 31, 2011